Property and Equipment, Net (FY)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Property and Equipment, Net
8. Property and Equipment, Net
Property and equipment, net, consisted of the following at December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Leasehold improvements	$26,076	$23,744
Furniture, fixtures and equipment	2,669	2,346
Medical equipment	11,003	8,811
Computer equipment	3,115	2,713
Signs	129	117
Automobiles	69	69
Software	4,834	4,036
Construction-in-progress	1,433	1,445
	49,328	43,281
Accumulated depreciation and amortization	(17,348)	(10,633)
Property and equipment, net	$31,980	$32,648
For the years ended December 31, 2022, 2021 and 2020, depreciation expense was approximately $6.7 million, $6.1 million, and $3.7 million, respectively, and is included in general and administrative expenses in the Consolidated Statements of Operations and Comprehensive Income (Loss).
Construction-in-progress consists primarily of capital expenditures on new physician practice facilities which have not yet been opened and improvements to existing practice facilities which are not complete at year-end.